Inventory (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
SHAPEWAYS, INC
Summary of components of inventory

	June 30,	December 31,
	2021	2020
Raw materials	$386	$521
Work-in-process	38	36
Finished goods	92	170
Total	$516	$727

	December 31,
	2020	2019
Raw materials	$521	$285
Work-in-process	36	39
Finished goods	170	116
	$727	$440